Long-Term Debt - Outstanding Debt (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total debt	$ 815	$ 910	$ 500
Less: unamortized debt issuance costs	(5)	(6)	(1)
Total long-term debt	810	904	499
Less: current portion of long-term debt	(25)	0
Long-term debt	785	904	499
Term loans
Debt Instrument [Line Items]
Total debt	500	500	500
Senior notes
Debt Instrument [Line Items]
Total debt	300	300	0
Revolving credit facility | Line of Credit
Debt Instrument [Line Items]
Total debt	$ 15	$ 110	$ 0